World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2015

Dates Covered
Collections Period	12/01/15 - 12/31/15
Interest Accrual Period	12/15/15 - 01/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/15	223,285,333.73	18,864
Yield Supplement Overcollateralization Amount at 11/30/15	1,979,129.49	0
Receivables Balance at 11/30/15	225,264,463.22	18,864
Principal Payments	11,842,868.35	548
Defaulted Receivables	672,982.03	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/15	1,797,018.94	0
Pool Balance at 12/31/15	210,951,593.90	18,274

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	22.62%

Prepayment ABS Speed	1.32%

Overcollateralization Target Amount	9,492,821.73
Actual Overcollateralization	9,492,821.73

Weighted Average APR	3.47%
Weighted Average APR, Yield Adjusted	4.27%
Weighted Average Remaining Term	32.84

Delinquent Receivables:
Past Due 31-60 days	4,414,749.30	289
Past Due 61-90 days	1,186,827.34	84
Past Due 91-120 days	299,530.36	28
Past Due 121 + days	0.00	0
Total	5,901,107.00	401

Total 31+ Delinquent as % Ending Pool Balance	2.80%

Recoveries	261,151.04

Aggregate Net Losses/(Gains) - December 2015	411,830.99

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	2.19%
Prior Period Net Loss Ratio	0.56%
Second Prior Period Net Loss Ratio	0.83%
Third Prior Period Net Loss Ratio	0.46%
Four Month Average	1.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.08%

Flow of Funds	$ Amount

Collections	12,777,211.78
Advances	(1,542.39)
Investment Earnings on Cash Accounts	2,400.29
Servicing Fee	(187,720.39)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,590,349.29

Distributions of Available Funds
(1) Class A Interest	121,811.95
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	2,285,899.81
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,492,821.73
(7) Distribution to Certificateholders	671,964.62
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,590,349.29

Servicing Fee	187,720.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 12/15/15	213,237,493.71
Principal Paid	11,778,721.54
Note Balance @ 01/15/16	201,458,772.17

Class A-1
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-2
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-3
Note Balance @ 12/15/15	99,346,493.71
Principal Paid	11,778,721.54
Note Balance @ 01/15/16	87,567,772.17
Note Factor @ 01/15/16	32.4325082%

Class A-4
Note Balance @ 12/15/15	94,934,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	94,934,000.00
Note Factor @ 01/15/16	100.0000000%

Class B
Note Balance @ 12/15/15	18,957,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	18,957,000.00
Note Factor @ 01/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	139,663.13
Total Principal Paid	11,778,721.54
Total Paid	11,918,384.67

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	52,984.80
Principal Paid	11,778,721.54
Total Paid to A-3 Holders	11,831,706.34

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1545132
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.0311305
Total Distribution Amount	13.1856437

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1962400
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.6248946
Total A-3 Distribution Amount	43.8211346

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	194.07
Noteholders' Principal Distributable Amount	805.93

Account Balances	$ Amount

Advances
Balance as of 11/30/15	48,973.11
Balance as of 12/31/15	47,430.72
Change	(1,542.39)

Reserve Account
Balance as of 12/15/15	2,311,742.39
Investment Earnings	417.53
Investment Earnings Paid	(417.53)
Deposit/(Withdrawal)	-
Balance as of 01/15/16	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39